Risk and Capital Management - Schedule of Loan and Lease Operations (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Loan operations and lease operations value	R$ 1,083,798	R$ 1,025,493
Loan operations and lease operations percentage	100.00%	100.00%
Individuals
Disclosure of detailed information about business combination [line items]
Loan operations and lease operations value	R$ 582,472	R$ 549,181
Loan operations and lease operations percentage	53.70%	53.60%
Companies
Disclosure of detailed information about business combination [line items]
Loan operations and lease operations value	R$ 501,326	R$ 476,312
Loan operations and lease operations percentage	46.30%	46.40%
Industry and commerce
Disclosure of detailed information about business combination [line items]
Loan operations and lease operations value	R$ 246,158	R$ 222,945
Loan operations and lease operations percentage	22.70%	21.70%
Services
Disclosure of detailed information about business combination [line items]
Loan operations and lease operations value	R$ 207,447	R$ 207,437
Loan operations and lease operations percentage	19.20%	20.20%
Other sectors
Disclosure of detailed information about business combination [line items]
Loan operations and lease operations value	R$ 47,721	R$ 45,930
Loan operations and lease operations percentage	4.40%	4.50%